17. Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Peoples Bancorp of North Carolina, Inc. (Parent Company Only) Condensed Financial Statements

Balance Sheets

December 31, 2020 and 2019

(Dollars in thousands)

Assets	2020	2019

Cash	$664	1,187
Interest-bearing time deposit	1,000	1,000
Investment in subsidiaries	152,598	146,230
Investment in PEBK Capital Trust II	464	619
Investment securities available for sale	—	250
Other assets	650	476

Total assets	$155,376	149,762

Liabilities and Shareholders' Equity

Junior subordinated debentures	$15,464	15,619
Liabilities	13	23
Shareholders' equity	139,899	134,120

Total liabilities and shareholders' equity	$155,376	149,762

Statements of Earnings

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

Revenues:	2020	2019	2018

Interest and dividend income	$7,539	12,850	4,544

Total revenues	7,539	12,850	4,544

Expenses:

Interest	370	844	790
Other operating expenses	625	629	678

Total expenses	995	1,473	1,468

Income before income tax benefit and equity in
undistributed earnings of subsidiaries	6,544	11,377	3,076

Income tax benefit	201	299	299

Income before equity in undistributed
earnings of subsidiaries	6,745	11,676	3,375

Equity in undistributed earnings of subsidiaries	4,612	2,391	10,007

Net earnings	$11,357	14,067	13,382

Statements of Cash Flows

For the Years Ended December 31, 2020, 2019 and 2018

(Dollars in thousands)

	2020	2019	2018
Cash flows from operating activities:

Net earnings	$11,357	14,067	13,382
Adjustments to reconcile net earnings to net
cash provided by operating activities:
Equity in undistributed earnings of subsidiaries	(4,612)	(2,391)	(10,007)
Change in:
Other assets	(19)	57	13
Other liabilities	(10)	(13)	6

Net cash provided by operating activities	6,716	11,720	3,394

Cash flows from investing activities:

Proceeds from calls and maturities of investment securities
available for sale	250	-	-

Net cash provided by investing activities	250	-	-

Cash flows from financing activities:

Repayment of junior subordinated debentures	(155)	(5,000)	-
Cash dividends paid on common stock	(4,392)	(3,939)	(3,133)
Stock repurchase	(2,999)	(2,490)	-
Proceeds from exercise of restricted stock units	57	207	-

Net cash used by financing activities	(7,489)	(11,222)	(3,133)

Net change in cash	(523)	498	261

Cash at beginning of year	1,187	689	428

Cash at end of year	$664	1,187	689

Noncash investing and financing activities:
Change in unrealized gain on investment securities
available for sale, net	$1,756	2,658	(2,607)